Deferred Tax Balances	12 Months Ended
Dec. 31, 2024
Deferred Tax Balances [Abstract]
Deferred Tax Balances

Note 16 – Deferred Tax Balances

	December 31, 2024	December 31, 2023
	EUR	EUR
The balance comprises temporary differences attributable to:
UYBA deferred tax liability	—	6,647
	—	6,647

The opening deferred tax liability has been reversed in 2024.

Deferred Income Taxes

A. Deferred Tax Assets and Losses Not Recognized

As of 31 December 2024, the Company has tax losses and deductible temporary differences resulting in potential deferred tax assets of EUR509,015. These have not been recognized in the consolidated financial statements due to the uncertainty regarding the availability of sufficient future taxable profits in the respective jurisdictions to utilize these tax benefits, in accordance with IAS 12.34–35.

Deferred Tax

	[EUR]
	Brera Holdings	UYBA	Brera Milano	FKAP	Consol P&L Adjusting items	Total
Net Loss before taxes	3,224,458	578,869	671,629	196,483	418,559	5,089,998
Non-deductible for tax purposes	1,170,033	134,219	358,700	15,751	-	1,678,703
Net Loss post Non-deductibles	2,054,425	444,650	312,929	180,732	418,559	3,411,295
Tax Rate	13%	24%	24%	10%	13%
Income tax recovery at statutory rates	256,803	106,716	75,103	18,073	52,320	509,015
Effect of tax rate change	-	-	-	-	-	-
Effect of rate difference	-	-	-	-	-	-
Total Deferred Tax Assets	256,803	106,716	75,103	18,073	52,320	509,015
Unrecognized Deferred Tax Assets	256,803	106,716	75,103	18,073	52,320	509,015
Net Deferred Tax Assets Recognized	-	-	-	-	-	-

These deferred tax assets remain unrecognized due to the absence of sufficient convincing evidence that taxable profits will be available in the foreseeable future to utilize the deductible amounts, as required by IAS 12.

B. Reconciliation of current tax Expense with the reported date is as follows:

	[EUR]	[EUR]
	31-Dec-24	31-Dec-23
Net Loss before taxes	5,089,998	4,870,580
Non-deductible for tax purposes	-	-
Net Loss post non-deductibles	5,089,998	4,870,580
Expected income tax (recovery)/payable – Ireland	(309,123)	-
Expected income tax (recovery)/payable – Italy	(181,819)	41,137
Expected income tax (recovery)/payable – North Macedonia	(18,073)	-
Expected income tax (recovery)/payable – Total	(509,015)	-
Tax loss not recognized	-	(52)
Reversal of opening provision for tax	(41,137)
Unrecognized Deferred Tax Assets	509,015	-
Current tax expenses	(41,137)	41,085